Investments - Aggregate Fair Value and Gross Unrealized Loss by Type of Security (Details) $ in Millions	Dec. 31, 2020 USD ($) security Security	Dec. 31, 2019 USD ($) security Security
Debt Securities, Available-for-sale [Line Items]
0-12 months, Fair Market Value	$ 147.8	$ 582.5
0-12 months, Gross Unrealized Losses	(0.8)	(2.6)
Over 12 months, Fair Market Value	2.1	250.5
Over 12 months, Gross Unrealized Losses	(0.2)	(1.2)
Total, Fair Market Value	149.9	833.0
Total, Gross Unrealized Losses	$ (1.0)	$ (3.8)
Number of Securities | security	64	260
Fixed income securities — Available for sale
Debt Securities, Available-for-sale [Line Items]
0-12 months, Fair Market Value	$ 139.1	$ 553.0
0-12 months, Gross Unrealized Losses	(0.8)	(2.6)
Over 12 months, Fair Market Value	2.1	250.5
Over 12 months, Gross Unrealized Losses	0.0	(1.2)
Total, Fair Market Value	141.2	803.5
Total, Gross Unrealized Losses	$ (0.8)	$ (3.8)
Number of Securities | Security	49	255
Short-term investments
Debt Securities, Available-for-sale [Line Items]
0-12 months, Fair Market Value	$ 8.7	$ 29.5
0-12 months, Gross Unrealized Losses	0.0	0.0
Over 12 months, Fair Market Value	0.0	0.0
Over 12 months, Gross Unrealized Losses	(0.2)	0.0
Total, Fair Market Value	8.7	29.5
Total, Gross Unrealized Losses	$ (0.2)	$ 0.0
Number of Securities	15	5
U.S. government
Debt Securities, Available-for-sale [Line Items]
0-12 months, Fair Market Value	$ 58.7	$ 142.0
0-12 months, Gross Unrealized Losses	(0.6)	(1.0)
Over 12 months, Fair Market Value	0.0	138.2
Over 12 months, Gross Unrealized Losses	0.0	(0.4)
Total, Fair Market Value	58.7	280.2
Total, Gross Unrealized Losses	$ (0.6)	$ (1.4)
Number of Securities | security	10	49
U.S. agency
Debt Securities, Available-for-sale [Line Items]
0-12 months, Fair Market Value		$ 3.0
0-12 months, Gross Unrealized Losses		0.0
Over 12 months, Fair Market Value		6.0
Over 12 months, Gross Unrealized Losses		0.0
Total, Fair Market Value		9.0
Total, Gross Unrealized Losses		$ 0.0
Number of Securities | security		2
Municipal
Debt Securities, Available-for-sale [Line Items]
0-12 months, Fair Market Value		$ 3.7
0-12 months, Gross Unrealized Losses		0.0
Over 12 months, Fair Market Value		0.0
Over 12 months, Gross Unrealized Losses		0.0
Total, Fair Market Value		3.7
Total, Gross Unrealized Losses		$ 0.0
Number of Securities | security		2
Corporate
Debt Securities, Available-for-sale [Line Items]
0-12 months, Fair Market Value	$ 39.6	$ 167.7
0-12 months, Gross Unrealized Losses	(0.1)	(0.6)
Over 12 months, Fair Market Value	0.0	37.1
Over 12 months, Gross Unrealized Losses	0.0	0.0
Total, Fair Market Value	39.6	204.8
Total, Gross Unrealized Losses	$ (0.1)	$ (0.6)
Number of Securities | security	16	91
Non-U.S. government-backed corporate
Debt Securities, Available-for-sale [Line Items]
0-12 months, Fair Market Value		$ 31.8
0-12 months, Gross Unrealized Losses		(0.1)
Over 12 months, Fair Market Value		0.0
Over 12 months, Gross Unrealized Losses		0.0
Total, Fair Market Value		31.8
Total, Gross Unrealized Losses		$ (0.1)
Number of Securities | security		9
Non-U.S government
Debt Securities, Available-for-sale [Line Items]
0-12 months, Fair Market Value	$ 7.5	$ 48.6
0-12 months, Gross Unrealized Losses	0.0	(0.4)
Over 12 months, Fair Market Value	0.0	0.6
Over 12 months, Gross Unrealized Losses	0.0	0.0
Total, Fair Market Value	7.5	49.2
Total, Gross Unrealized Losses	$ 0.0	$ (0.4)
Number of Securities | security	4	20
Asset-backed
Debt Securities, Available-for-sale [Line Items]
0-12 months, Fair Market Value		$ 0.0
0-12 months, Gross Unrealized Losses		0.0
Over 12 months, Fair Market Value		0.2
Over 12 months, Gross Unrealized Losses		0.0
Total, Fair Market Value		0.2
Total, Gross Unrealized Losses		$ 0.0
Number of Securities | security		1
Non-agency commercial mortgage-backed securities
Debt Securities, Available-for-sale [Line Items]
0-12 months, Fair Market Value		$ 6.5
0-12 months, Gross Unrealized Losses		(0.2)
Over 12 months, Fair Market Value		0.0
Over 12 months, Gross Unrealized Losses		0.0
Total, Fair Market Value		6.5
Total, Gross Unrealized Losses		$ (0.2)
Number of Securities | security		1
Agency mortgage-backed
Debt Securities, Available-for-sale [Line Items]
0-12 months, Fair Market Value	$ 33.3	$ 149.7
0-12 months, Gross Unrealized Losses	(0.1)	(0.3)
Over 12 months, Fair Market Value	2.1	68.4
Over 12 months, Gross Unrealized Losses	0.0	(0.8)
Total, Fair Market Value	35.4	218.1
Total, Gross Unrealized Losses	$ (0.1)	$ (1.1)
Number of Securities | security	19	80